Exhibit 99.1

FIFTH THIRD AUTO TRUST 2019-1

Statement to Securityholders

Determination Date: November 13, 2019

DATES
Collection Period	6
Collection Period Beginning Date	10/01/2019
Collection Period Ending Date	10/31/2019
Payment Date	11/15/2019
LIBOR Determination Date	10/11/2019
LIBOR Rate	1.914%

I. DEAL SUMMARY	Ratio		Beginning Period Balance	Principal Distributable Amount	Ending Period Balance
Class A-1 Notes		0.0%	$8,039,631.48	$8,039,631.48	$0.00
Class A-2-A Notes		92.6%	$447,368,000.00	$33,176,467.82	$414,191,532.18
Class A-2-B Notes		92.6%	$52,632,000.00	$3,903,148.76	$48,728,851.24
Class A-3 Notes		100.0%	$430,000,000.00	$0.00	$430,000,000.00
Class A-4 Notes		100.0%	$139,700,000.00	$0.00	$139,700,000.00
Total Securities		75.4%	$1,077,739,631.48	$45,119,248.06	$1,032,620,383.42

Overcollateralization			$72,393,322.31	$0.00	$72,393,322.31
Reserve Account Balance			$3,583,827.84	$0.00	$3,583,827.84
Net Pool Balance		77.1%	$1,150,132,953.79	$45,119,248.06	$1,105,013,705.73

	Coupon Rate		Beginning Period Balance	Interest Distribution Amount
Class A-1 Notes	2.576%		$8,039,631.48	$17,831.13
Class A-2-A Notes	2.660%		$447,368,000.00	$991,665.73
Class A-2-B Notes	2.084%		$52,632,000.00	$94,428.39
Class A-3 Notes	2.640%		$430,000,000.00	$946,000.00
Class A-4 Notes	2.690%		$139,700,000.00	$313,160.83
			$1,077,739,631.48	$2,363,086.08

II. AVAILABLE FUNDS

Interest Collections		$5,553,219.84
Repurchased Interest Collections		$0.00
Principal Collections		$43,600,659.26
Repurchased Principal Collections		$0.00
Liquidation Proceeds		$957,622.32
Liquidation Expenses*		$46,447.94
Investment Earnings (Collections Acct. remitted to servicer)		$76,200.72
Investment Earnings (Reserve Acct. remitted to servicer)		$5,665.58

Total Collections		$50,146,919.78

Reserve Account Draw Amount		$0.00

Total Available Funds		$50,146,919.78

III. DISTRIBUTIONS		Amount Due	Amount Paid	Shortfall
Servicing Fees		$1,040,310.43	$1,040,310.43	$0.00
Class A-1 Notes		$17,831.13	$17,831.13	$0.00
Class A-2-A Notes		$991,665.73	$991,665.73	$0.00
Class A-2-B Notes		$94,428.39	$94,428.39	$0.00
Class A-3 Notes		$946,000.00	$946,000.00	$0.00
Class A-4 Notes		$313,160.83	$313,160.83	$0.00
First Allocation of Principal		$0.00	$0.00	$0.00
Reserve Account Deposit		$0.00	$0.00	$0.00
Regular Principal Distribution Amount		$45,119,248.06	$45,119,248.06	$0.00
Accrued and Unpaid Fees to Owner Trustee		$0.00	$0.00	$0.00
Accrued and Unpaid Fees to Indenture Trustee		$0.00	$0.00	$0.00
Remaining Funds to Residual Certificateholder		$1,624,275.21	$1,624,275.21	$0.00
		$50,146,919.78	$50,146,919.78	$0.00
Principal Payment:
First Allocation of Principal			$0.00
Regular Principal Distribution Amount			$45,119,248.06
Total			$45,119,248.06

*Liquidation Expenses incurred and associated with the liquidation process do not always occur in the same period of the actual collateral liquidation (i.e. servicer repossession costs can be incurred in periods prior to the eventual sale of a repossessed vehicle).

FIFTH THIRD AUTO TRUST 2019-1

Statement to Securityholders

Determination Date: November 13, 2019

IV. POOL INFORMATION
Pool Balance	$1,105,013,705.73
Number of Receivables Outstanding	69,700
Weighted Average Contract Rate	5.835%
Weighted Average Remaining Term (mos)	52.89

V. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Account Balance	$3,583,827.84
Initial Target Credit Enhancement Overcollateralization Amount	$72,393,322.31
Target Credit Enhancement Overcollateralization Amount	$72,393,322.31
Beginning Period Overcollateralization Amount	$72,393,322.31
Ending Period Overcollateralization Amount	$72,393,322.31

Overcollateralization Shortfall	$0.00

VI. RESERVE ACCOUNT RECONCILIATION

Specified Reserve Account Balance	$3,583,827.84
Beginning Reserve Account Balance	$3,583,827.84
Reserve Account Deposits Made	$0.00
Reserve Account Draws	$0.00

Ending Reserve Account Balance	$3,583,827.84

VII. LOSS & DELINQUENCY INFORMATION

Defaulted Receivables	$495,511.88
Realized Losses for Collection Period	$643,221.61
CHG Off Recoveries for Collection Period	$82,255.13

Net Loss for Collection Period	$560,966.48
Net Loss as % of Ending Pool Balance	0.051%
Net Loss % for 1 Period Prior	0.038%
Net Loss % for 2 Period Prior	0.056%
Net Loss % for 3 Period Prior	0.062%

Four-month Average Net Loss %	0.052%

Cumulative Losses (net of recoveries) for All Collection Periods	$2,494,171.84
Cumulative Losses (net of recoveries) as a % of Initial Pool Balance	0.174%

	# of Receivables	Amount
Receivables 30 - 59 Days Delinquent	468	8,394,240.67
As % of Ending Pool Balance		0.760%

Receivables 60 - 89 Days Delinquent	121	2,345,131.62
As % of Ending Pool Balance		0.212%

Receivables 90 - 119 Days Delinquent	68	1,301,889.33
As % of Ending Pool Balance		0.118%

Receivables 120 - 150 Days Delinquent	17	250,088.52
As % of Ending Pool Balance		0.023%

Receivables 150+ Days Delinquent	4	59,715.08
As % of Ending Pool Balance		0.005%

Total Delinquencies	678	12,351,065.22
As % of Ending Pool Balance		1.118%

Total Repossessions	36	807,992.97
Total Repossessions Life-to-Date	182	4,081,847.23

Total 30+ Day Delinquencies	678	12,351,065.22
As % of Ending Pool Balance		1.118%
Total 30+ Day Delinquency % 1 Period Prior		1.083%
Total 30+ Day Delinquency % 2 Periods Prior		1.008%
Total 30+ Day Delinquency % 3 Periods Prior		0.904%
Four-month Average Total 30+ Day Delinquency %		1.028%

60-Day Delinquency Percentage		0.358%
Delinquency Trigger Percentage		5.280%
Delinquency Trigger occurred in current Collection Period?		NO